(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES	12 Months Ended
Dec. 31, 2017
Consumers Concessionaires And Licensees
CONSUMERS, CONCESSIONAIRES AND LICENSEES

The balance derives mainly from the supply of electric energy. The following table shows the breakdown at December 31, 2017 and 2016:

	Amounts coming due	Past due		Total
		until 90 days	> 90 days	Dec 31, 2017	Dec 31, 2016
Current
Consumer classes
Residential	602,525	457,273	53,805	1,113,604	932,380
Industrial	322,250	77,148	84,232	483,630	386,826
Commercial	254,605	86,290	41,574	382,470	317,111
Rural	74,136	18,409	6,117	98,663	97,444
Public administration	69,333	15,638	3,939	88,910	94,348
Public lighting	58,475	6,573	2,485	67,533	73,142
Public utilities	87,159	8,972	4,713	100,843	97,503
Billed	1,468,483	670,303	196,865	2,335,653	1,998,754
Unbilled	1,008,486	-	-	1,008,486	1,095,188
Financing of consumers' debts	169,171	20,784	39,885	229,840	170,982
CCEE transactions	182,128	229,887	1,052	413,067	289,761
Concessionaires and licensees	508,046	423	7,950	516,419	390,333
Others	36,011	-	-	36,011	39,974
	3,372,325	921,397	245,752	4,539,476	3,984,991
Allowance for doubtful accounts				(238,193)	(219,098)
Total				4,301,283	3,765,893

Noncurrent
Financing of consumers' debts	217,944	-	-	217,944	198,875
Free Energy	5,976	-	-	5,976	5,436
CCEE transactions	41,301	-	-	41,301	41,301
	265,221	-	-	265,221	245,612
Allowance for doubtful accounts				(28,683)	(42,427)
Total				236,539	203,185

Financing of Consumers' Debts - Refers to the negotiation of overdue receivables from consumers, principally public administration. Payment of some of these receivables is guaranteed by the debtors, in the case of public entities, by pledging the bank accounts through which their ICMS (VAT) tax is received. Allowances for doubtful accounts are recognized based on the best estimates of the subsidiaries’ Management for unsecured amounts or amounts that are not expected to be collected.

Electric Energy Trading Chamber (CCEE) transactions - The amounts refer to the sale of electric energy on the spot market. The noncurrent amounts mainly comprise: (i) adjustments of entries made by the CCEE in response to certain legal decisions (preliminary orders) in the accounting processes for the period from September 2000 to December 2002; and (ii) provisional accounting entries established by the CCEE. The subsidiaries consider that there is no significant risk on the realization of these assets and consequently no allowance was recognized for these transactions.

Concessionaires and Licensees - Refer basically to receivables for the supply of electric energy to other concessionaires and licensees, mainly by the subsidiaries CPFL Geração, CPFL Brasil and CPFL Renováveis.

Allowance for doubtful accounts

Movements in the allowance for doubtful accounts are shown below:

	Consumers, concessionaires and licensees	Other receivables (note 11)	Total
As of December 31, 2014	(123,171)	(15,285)	(138,456)
Allowance - reversal (recognition)	(170,131)	(1,152)	(171,283)
Recovery of revenue	44,338	67	44,405
Write-off of accrued receivables	89,770	1,930	91,700
As of December 31, 2015	(159,194)	(14,441)	(173,634)
Business combination	(70,636)	(16,187)	(86,823)
Allowance - reversal (recognition)	(258,377)	(969)	(259,347)
Recovery of revenue	82,393	605	82,998
Write-off of accrued receivables	144,289	3,000	147,289
As of December 31, 2016	(261,525)	(27,992)	(289,517)
Allowance - reversal (recognition)	(263,668)	(1,439)	(265,107)
Recovery of revenue	110,008	-	110,008
Write-off of accrued receivables	148,309	52	148,361
As of December 31, 2017	(266,876)	(29,379)	(296,255)

Current	(238,193)	(29,379)	(267,572)
Noncurrent	(28,683)	-	(28,683)

The allowance for doubtful debts is set up based on the history and probability of default and, specifically for distributors, according to the following criteria:

Class	Past due over:
Residential	90 days
Commercial	180 days
Other classes	360 days
Sundry bills	180 days
Debts in installments	90 days. In the event of default in one of the installments, the whole receivable from the customer is subject to impairment.